Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan	Dec. 31, 2013 USD ($)
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Impaired Financing Receivable, Related Allowance	$ 1,613	$ 293
Mortgage Loans on Real Estate, Foreclosures	$ 1,700	$ 4,700
Mortgage Loans on Real Estate, Number of Foreclosures | loan	1	2
Foreclosed real estate expense	$ 911	$ 1,555	$ 567
Foreclosed real estate owned	2,847	3,726
Residential Real Estate Loans [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Foreclosed real estate owned	267
Mortgage Loans in Process of Foreclosure, Amount	110
Troubled Debt Restructured Loans [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Financing Receivable, Modifications, Post-Modification Recorded Investment	6,800	8,800
New Loans Identified as Troubled Debt Restructurings	$ 176	$ 4,900
New Loans Identified as Troubled Debt Restructurings, Number of Loans | loan	2	1
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 1,300	$ 573
Impaired Financing Receivable, Related Allowance	1,613	293
Gains (Losses) on Sales of Other Real Estate		$ 680
Foreclosed real estate expense	$ 322